STARBOARD INVESTMENT TRUST
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802
(252) 972-9922

February 27, 2012

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	Starboard Investment Trust (File Nos. 333-159484 and 811-22298); on behalf of the SCS Tactical Allocation Fund (formerly known as the Guardian Diversified Fund), a series of the Trust

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T.  The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information dated November 4, 2011; the supplemented form of which was filed with the Securities and Exchange Commission on February 9, 2012 and is incorporated by reference into this filing.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,
Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase